Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table represents a disaggregation of revenue from arrangements with customers for the nine months ended September 30, 2021 and 2020, respectively:

	Nine Months Ended September 30,
(in thousands)	2021	2020
Platform subscriptions	$118,545	$83,814
Professional services	1,296	845

Total revenue	$119,841	$84,659

The following table represents a disaggregation of revenue from arrangements with customers for the year ended December 31, 2020 (Successor) and the periods from July 16, 2019 to December 31, 2019 (Successor) and January 1, 2019 to July 15, 2019 (Predecessor) (in thousands).

	Successor Company		Predecessor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
Platform subscriptions	$117,080	$39,872	$45,244
Professional services	1,237	173	214

Total revenue	$118,317	$40,045	$45,458

Schedule of Opening and Closing Balances of Receivables Deferred Contract Costs and Contract Liabilities
The opening and closing balances of the Company’s receivables, deferred contract costs and contract liabilities from contracts with customers are as follows:

(in thousands)	September 30, 2021	December 31, 2020
Accounts receivable, net	$27,886	$33,108
Deferred contract costs	5,359	2,947
Long-term deferred contract costs	9,388	5,952
Deferred revenues	70,179	61,200

The opening and closing balances of the Company’s receivables, deferred contract costs and contract liabilities from contracts with customers are as follows (in thousands):

	Successor Company			Predecessor Company
	December 31, 2020	December 31, 2019	July 16, 2019	July 15, 2019	January 1, 2019
Accounts receivables, net	$33,108	$25,021	$12,747	$12,747	$15,299
Deferred contract costs	2,947	769	—	1,906	1,346
Long-term deferred contract costs	5,952	2,116	—	3,829	2,973
Deferred revenues	$61,200	$46,125	$32,000	$38,278	$31,458

Schedule of Activity Impacting the Deferred Contract Costs
A summary of the activity impacting the deferred contract costs for the nine months ended September 30, 2021 and the year ended December 31, 2020 is presented below:

(in thousands)	September 30, 2021	December 31, 2020
Balance at beginning of period	$8,899	$2,885
Costs amortized	(3,195)	(1,670)
Additional amounts deferred	9,043	7,684

Balance at end of period	14,747	8,899

Classified as:
Current	5,359	2,947
Non-current	9,388	5,952

Total deferred contract costs (deferred commissions)	$14,747	$8,899

A summary of the activity impacting the deferred contract costs during the year ended December 31, 2020 and the periods from July 16, to December 31, 2019 (Successor) and January 1, 2019 to July 15, 2019 (Predecessor) is presented below (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
Balance at beginning of period	$2,885	$5,735	$—
Adoption of ASC 606	—	—	4,320
Costs amortized	(1,670)	(189)	(824)
Additional amounts deferred	7,684	3,074	2,239
Acquisition-related adjustment	—	(5,735)

Balance at end of period	$8,899	$2,885	$5,735
Classified as:
Current	2,947	769	—
Non-current	5,952	2,116	—

Total deferred contract costs (deferred commissions)	$8,899	$2,885	$—

Schedule of Activity Impacting Deferred Revenue Balances
A summary of the activity impacting deferred revenue balances during the nine months ended September 30, 2021 and for the year ended December 31, 2020 is presented below:

(in thousands)	September 30, 2021	December 31, 2020
Balance at beginning of period	$61,200	$46,125
Revenue recognized	(119,841)	(118,317)
Additional amounts deferred	128,820	133,392

Balance at end of period	$70,179	$61,200

A summary of the activity impacting deferred revenue balances during the year ended December 31, 2020 and the periods from July 16, 2019 to December 31, 2019 and January 1, 2019 to July 15, 2019, is presented below (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
Balance at beginning of period	$46,125	$38,278	$32,187
Adoption of ASC 606	—	—	(729)
Acquisition adjustment	—	(6,278)	—
Revenue recognized 1	(118,317)	(40,045)	(45,458)
Additional amounts deferred 1	133,392	54,170	52,278

Balance at end of period	$61,200	$46,125	$38,278

1	Amounts include total revenue deferred and recognized during each respective period.

Schedule of Revenue Remaining Performance Obligation	The remaining performance obligations consisted of the following:

(in thousands)	September 30, 2021	December 31, 2020
Current	$128,653	$114,284
Non-current	78,900	58,250

Total	$207,553	$172,534

The remaining performance obligations consisted of the following (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
Current (1)	$114,284	$82,291
Noncurrent (1)	58,250	40,475

Total	$172,534	$122,766

(1)
The above table has been corrected for certain errors. Previously reported current, noncurrent and total amounts were $121,623, $51,368, and $172,991 respectively for 2020 and $90,237, $32,957, and $123,194 respectively for 2019.